Note 16 - Segmented Information - Assets and Liabilities of Operating Segments (Details) - CAD ($) $ in Thousands	Nov. 30, 2024	Nov. 30, 2023
Statement Line Items [Line Items]
Assets	$ 120,961	$ 136,878
Liabilities	5,800	4,465
U.S. GoldMining Inc. [member]
Statement Line Items [Line Items]
Assets	7,677
Liabilities	1,319
U.S. GoldMining Inc. [member] | U.S. GoldMining Canada [member]
Statement Line Items [Line Items]
Assets	8,707	18,862
Liabilities	1,319	1,272
All other segments [member]
Statement Line Items [Line Items]
Assets	112,254	118,016
Liabilities	$ 4,481	$ 3,193